Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41870
Entity Registrant Name	Diversified Energy Company PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1600 Corporate Drive
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Central Index Code	0001922446
Amendment Flag	false
Fiscal Year Focus	2024
Fiscal Period Focus	FY
Entity Address, Country	US
Business Contact
Entity Listings [Line Items]
Contact Personnel Name	Bradley G. Gray
Entity Address, Address Line One	1600 Corporate Drive
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	408 0909
NEW YORK STOCK EXCHANGE, INC.
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, nominal (par) value £0.20 per share
Trading Symbol	DEC
Security Exchange Name	NYSE